Related parties - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Transactions Between Related Parties [Line Items]
Provision for doubtful debts	€ 0
Vesting of variable remuneration	12,000	€ 11,000
Deposits from banks	78,098,000	34,826,000	€ 37,330,000
Interest paid	9,672,000	14,550,000	€ 14,948,000
Key management personnel [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Deposits from banks	12,500	12,400
Interest paid	€ 14	€ 13